Dear Shareholder:

Enclosed is the semi-annual report of the operations of the Kansas Municipal Fund, the "Fund," for the six months ended January 31, 2000. The Fund's portfolio and related financial statements are presented within for your review.

As we start the new millennium, 1999 will go down as one of the worst years in bond market history. The benchmark 30-year Treasury bond has seen a value loss of approximately 27%, as yields have risen from a January 1999 yield of 5.07% to a December 1999 yield of 6.48%. Stabilizing global economies and a U.S. economy growing at what many economists believe is an unsustainable pace has led the Federal Reserve to raise short-term interest rates three times in 1999 for a total increase of three quarters of one percent. Strong consumer confidence, low unemployment, housing and retail sales at record levels, and a doubling of crude oil prices contributed to the Federal Reserve's actions.

Tax-free municipal bonds haven't faired much better. A long-term tax-free bond worth $1,000.00 on December 31, 1998 would be worth roughly $860.00 today, as yields have risen from a January 1999 yield of 4.94% to a December
1999 yield of 5.94% on AAA rated bonds.   As a result, we are now seeing
Kansas municipal bonds paying 90% to as high as 100% of the 30-year Treasury yield. Historically, municipals have averaged 85% of the 30-year Treasury yield over the past ten years. In terms of real rates of return, this is a very attractive opportunity.

The Fund began the year at $11.98 and closed the six month period at $11.50, for a total return of (1.57)%*. In anticipation of stronger economic growth, the Fund at times during the period utilized a defensive position in U.S. Treasury futures. Share price was stabilized as yields on U.S. Treasuries rose throughout the first six months. Stability of share price is the primary objective of a defensive position.

Diversification remains an important strategy of the Fund. Throughout the first half of the year, purchases in the primary and secondary market included Wichita Via Christi Health System, University of Kansas Hospital Authority, and Kansas Department of Administration issues.

The investment objective of the Fund is to provide as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.


Sincerely,

Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President

* Without Sales Charge





TERMS & DEFINITIONS
-------------------
APPRECIATION
Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
Actual (or estimated) price at which a bond trades in the market place.

MATURITY
A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.



Portfolio Quality Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]

AAA                  41.9
AA                   14.2
A                    22.4
BBB                   8.1
NR                   13.4

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


Portfolio Market Sectors
(as a % of Net Assets)
-------------------------
[pie chart]

H-Housing                37.5
HC-Health Care           28.8
U-Utilities              13.9
Other                     5.6
S-School                  4.1
I-Industrial              3.9
GO-General Obligation     3.6
T-Transportation          2.6

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.


COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

Comparison of change in value of a $10,000 investment in The Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

                  Kansas Municipal            Kansas Municipal                 Lehman Brothers
                  Fund w/o sales charge       Fund w/ max sales charge         Municipal Bond Index
                  ---------------------------------------------------------------------------------
11/15/90                $10,000                      $ 9,575                        $10,000
1991                    $10,524                      $10,077                        $10,724
1992                    $11,855                      $11,351                        $12,199
1993                    $13,050                      $12,495                        $13,276
1994                    $13,168                      $12,609                        $13,525
1995                    $13,988                      $13,394                        $14,591
1996                    $14,814                      $14,184                        $15,553
1997                    $15,933                      $15,256                        $17,150
1998                    $16,372                      $15,676                        $18,177
1999                    $16,936                      $16,216                        $18,700
01/31/2000              $16,670                      $15,962                        $18,334


Average Annual Total Returns

                                                     For periods ending January 31, 2000
                                                     -----------------------------------
                                                                                         Since Inception
                                 1 year               5 year          10 year          (November 15, 1990)
                                 ------------------------------------------------------------------------
Without sales charge             (1.14)%              4.88%              N/A                   5.70%
With sales charge (4.25%)        (5.35)%              3.97%              N/A                   5.20%

Putting Performance into Perspective
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


Key Statistics

07-30-1999 NAV (share value)           $11.98
01-31-2000 NAV                         $11.50
Average Maturity                        20.9 years
Number of Issues                        79
Total Net Assets                       $108,177,213



Schedule of Investments  January 31, 2000 (Unaudited)
-----------------------------------------------------
Name of Issuer
Percentages represent the market
value of each investment                              Rating        Coupon                   Principal        Market
category to total net assets                        Moody's/S&P      Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------

KANSAS MUNICIPAL BONDS (98.4%)
*Burlington, KS (Gas & Elec.) Rev. Ref. MBIA          Aaa/AAA       7.000%    06/01/31     $  4,000,000    $  4,177,480
Douglas Cty., KS Indl. Rev. (Cottonwood Inc. Proj.)    NR/NR        6.400     07/01/10          375,000         369,506
Douglas Cty., KS Indl. Rev. (Cottonwood Inc. Proj.)    NR/NR        6.500     07/01/14          750,000         721,485
Douglas Cty., KS USD #497 (Lawrence) G.O.            Aa-3/NR        6.000     09/01/15        1,000,000       1,043,170
Ford Cty., KS Single Family Mrtge. Rev. Ref.          A-1/NR        7.900     08/01/10          310,000         323,296
Gardner, KS Elec. Util. Rev.                           NR/NR        7.000     11/01/09        1,000,000       1,038,680
Garnett, KS (Garnett Hsg. Auth. Project) Rev.          NR/NR        5.900     10/01/18          500,000         479,930
Goddard, KS (IFR Syst., Inc.) Indl. Rev. Ref. & Impvt. NR/NR        6.250     05/01/12          500,000         498,925
Hiawatha, KS (WalMart Stores) Indl. Rev. Ref.          NR/AA        6.750     01/01/06          430,000         434,794
Hutchinson, KS Single Family Mrtge. Rev. Ref.           A/NR        8.875     12/01/12        1,365,000       1,417,034
Johnson Cty., KS Internal Impvt. & Ref.              Aa-1/NR        6.125     09/01/12        1,370,000       1,379,796
Johnson Cty., KS Single Family Mrtge. Rev.              A/NR        7.100     05/01/12          590,000         613,795
Johnson Cty., KS Water Dist. #1 Rev.                 Aa-1/AA+       6.250     12/01/11          700,000         717,465
Johnson Cty., KS Water Dist. #1 Rev. Ref.            Aa-1/AA+       6.500     12/01/13          500,000         508,305
Kansas City, KS GNMA Mrtge. Rev. GNMA                 Aaa/NR        5.900     11/01/27        1,535,000       1,501,767
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC      Aaa/AAA       6.300     09/01/16          580,000         602,980
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC       Aaa/AAA       6.375     09/01/23        2,525,000       2,643,953
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC       Aaa/AAA       6.375     09/01/23        5,225,000       5,471,150
Kansas City\Leavenworth Cty.\Lenexa, KS Mrtge.         NR/AAA       7.850     11/01/10          400,000         400,740
KS Department of Transportation Highway Rev.           Aa/AA+       6.000     09/01/12        2,200,000       2,317,876
KS Devl. Finance Auth. (Board of Regents) AMBAC       Aaa/AAA       5.875     06/01/21          750,000         731,377
KS Devl. Finance Auth. (Dept. Adm. 7th & Harrison PJ)  NR/AAA       5.750     12/01/27        2,000,000       1,910,500
KS Devl. Finance Auth. (Hays Medl. Ctr. Inc.) Facs.   Aaa/AAA       5.500     11/15/17          500,000         477,370
KS Devl. Finance Auth. (Highway Patrol Train.) Facs.   NR/NR        6.300     12/01/05          200,000         205,954
KS Devl. Finance Auth. (Indian Ridge Apts.)            NR/NR        6.000     01/01/28        1,130,000       1,072,494
KS Devl. Finance Auth. (Jackson Co.) Hlth Rev.       Aa-3/NR        5.375     09/01/27        1,000,000         917,190
KS Devl. Finance Auth. (Lewis Field Stadium) Rev.      NR/NR        6.000     04/01/08          500,000         498,085
#KS Devl. Finance Auth. (Martin Creek Place) Rev.      Aa/NR        6.600     08/01/34        1,900,000       1,872,032
KS Devl. Finance Auth. (Martin Creek Place) Rev.       Aa/NR        6.500     08/01/24          750,000         743,265
KS Devl. Finance Auth. (Oak Ridge Park Apt.)           NR/NR        6.500     02/01/18        2,065,000       2,073,673
KS Devl. Finance Auth. (Oak Ridge Park Apt.)           NR/NR        6.625     08/01/29        1,875,000       1,872,375
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA        Aaa/AAA       6.400     01/01/24          770,000         765,488
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.Aaa/AAA       5.800     11/15/21          430,000         409,579
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.Aaa/AAA       5.800     11/15/16          550,000         553,146
KS Devl. Finance Auth. Multifamily Hsg. Rev.           NR/AAA       6.000     12/01/21        1,975,000       1,969,904
KS Devl. Finance Auth. Water Fund Rev.               Aa-1/AA+       6.000     11/01/14          500,000         525,360
KS Water Finance Auth. (Public Water Supply Dist #6)   NR/NR        6.000     05/01/17          255,000         249,081
Lawrence, KS (Brandon Woods) Multifamily Hsg. Devl.    NR/A         6.625     04/01/12        2,000,000       2,002,480
Lawrence, KS (Memorial Hospital) Rev.                 A-3/NR        6.000     07/01/09        2,000,000       2,094,640
Lawrence, KS (Memorial Hospital) Rev.                 A-3/NR        6.200     07/01/14        1,200,000       1,213,692
Lawrence, KS (Memorial Hospital) Rev.                 A-3/NR        6.200     07/01/19        1,475,000       1,455,781
Lawrence, KS (Memorial Hospital) Rev. ASGUA           A-3/AA        5.750     07/01/24        1,000,000         920,770
*Lenexa, KS (Barrington Park) Multifamily Hsg. Rev.    NR/AA        6.450     02/01/18        2,500,000       2,518,525
Lenexa, KS (Lakeview Village) Hlth. Care Facs. Rev.    NR/BBB-      6.250     05/15/26        8,000,000       7,693,360
Newton, KS (Newton Healthcare) Hosp. Rev.              NR/BBB-      5.700     11/15/18        1,000,000         946,900
Newton, KS (Newton Healthcare) Hosp. Rev.              NR/A         5.750     11/15/24          500,000         471,085
Olathe, KS (Bristol Pointe) Multifamily Hsg. Rev. Ref. NR/AAA       5.700     11/01/27        2,210,000       2,126,086
Olathe, KS (Jefferson Place) Multifamily Hsg. Rev. Ref.NR/A-        5.950     07/01/22        5,060,000       4,957,586
Olathe, KS (Jefferson Place) Multifamily Hsg. Rev. Ref.NR/A-        6.100     07/01/22          785,000         773,029
Olathe, KS Hlth. Care Ref. (Luth. Gd. Sam.) AMBAC     Aaa/AAA       6.000     05/01/19          900,000         897,849
Olathe, KS Hlth. Care Ref. (Luth. Gd. Sam.) AMBAC     Aaa/AAA       5.875     09/01/16        2,000,000       1,930,900
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC  Aaa/AAA       6.600     11/01/07        1,000,000       1,107,230
Riley Cty. KS (Colbert Hills Golf Project)             NR/NR        5.550     05/01/23        2,590,000       2,370,601
Sedgwick Cty, KS USD#267 (Renwick) G.O. AMBAC         Aaa/AAA       5.000     11/01/19        1,000,000         886,650
Seward Cty., KS G.O. AMBAC                            Aaa/AAA       6.000     08/15/13          750,000         746,992
Seward Cty., KS Single Family Mrtge. Rev. Ref.       Aa-1/NR        8.000     05/01/11          245,000         253,418
Shawnee Cty., KS (Auburn-Washburn) USD #437 G.O.      Aaa/AAA       6.600     09/01/09          500,000         521,500
Shawnee, KS (Thomasbrooks Apts.) Multifamily Hsg       NR/AAA       5.250     10/01/14          830,000         799,506
Shawnee, KS (Thomasbrooks Apts.) Multifamily Hsg       NR/AAA       5.500     04/01/24        3,200,000       3,023,616
Shawnee, KS Int. Impvt. G.O.                         Aa-3/NR        5.850     12/01/06          235,000         240,739
University Kansas Hosp. Auth. KU Health AMBAC          NR/AAA       5.700     09/01/20          830,000         799,049
University Kansas Hosp. Auth. KU Health AMBAC          NR/AAA       5.550     09/01/26        1,355,000       1,257,440
Wichita, KS (Broadmoor Chelsea) Multifamily Hsg.       NR/AAA       5.650     07/01/16          990,000         979,140
#Wichita, KS (Broadmoor Chelsea) Multifamily Hsg.      NR/AAA       5.700     07/01/22        2,000,000       1,948,900
Wichita, KS (CSJ Hlth. Sys.) Rev.                      NR/A+        7.000     11/15/08          640,000         673,005
Wichita, KS (CSJ Hlth. Sys.) Rev.                      NR/A+        7.200     10/01/15        2,225,000       2,415,883
Wichita, KS (CSJ Hlth. Sys.) Rev.                      NR/A+        7.000     11/15/18        2,350,000       2,400,666
Wichita, KS (Innes Station Apt. 5) Multifamily Hsg.    NR/NR        6.250     03/01/28        1,750,000       1,658,388
Wichita, KS (St. Francis) Facs. Impvt. & Ref. MBIA    Aaa/AAA       6.250     10/01/10        1,000,000       1,050,450
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA        NR/AA        7.000     03/01/05          440,000         467,786
Wichita, KS Hlth. Care (Masonic Home) Rev.             NR/NR        6.375     12/01/22        1,275,000       1,189,498
Wichita, KS Hosp. Rev. (Via Christi Health System)     NR/A+        6.250     11/15/24        1,500,000       1,427,550
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.    NR/A         5.850     12/01/25        1,000,000         969,450
Wichita, KS Multifamily Hsg. (Cimarron Apts.) FNMA     Aa/AAA       5.550     10/01/22        1,000,000         960,880
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev.    Aaa/NR        6.125     08/20/28        1,900,000       1,856,604
Wichita, KS Public Building Commission Rev.             A/AA-       5.500     08/01/14          715,000         697,218
Wichita, KS Public Building Commission Rev.           Aaa/AAA       5.750     02/01/17          350,000         337,862
Wichita, KS Single Family Mrtge. Rev. Ref.              A/NR        7.100     09/01/09          620,000         640,665
Wyandotte Cty, KS (KS Int'l. Speedway) Sales Tax Rev. Aaa/AAA       5.000     12/01/27        1,500,000       1,306,335
                                                                                                           ------------
KANSAS MUNICIPAL BONDS (COST: $108,069,012)                                                                $106,498,704
                                                                                                           ------------
SHORT-TERM SECURITIES (0.6%)
 Federated Tax-Free Fund 73 (COST: $641,413)                                                               $    641,413
                                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $108,710,425)                                                       $107,140,117
OTHER ASSETS LESS LIABILITIES                                                                                 1,037,096
                                                                                                           ------------
NET ASSETS                                                                                                 $108,177,213
                                                                                                           ============

[FN]
* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


Financial Statements January 31, 2000 (Unaudited)

Statement of Assets and Liabilities January 31, 2000
-----------------------------------------------------

Assets
     Investment in securities, at value (cost: $108,710,425)           $ 107,140,117
     Accrued dividends receivable                                              3,308
     Accrued interest receivable                                           1,889,355
     Prepaid expenses                                                         11,567
     Receivable for fund shares sold                                             381
                                                                       -------------
        Total Assets                                                   $ 109,044,728
                                                                       -------------
Liabilities
     Dividends payable                                                 $     462,716
     Accrued expenses                                                         88,638
     Payable for fund shares redeemed                                        212,959
     Bank overdraft                                                          103,202
                                                                       -------------
        Total Liabilities                                              $     867,515
                                                                       -------------

Net Assets                                                             $ 108,177,213
                                                                       =============

Net assets are represented by:
     Paid-in capital                                                   $ 114,528,242
     Accumulated undistributed net realized gain (loss) on investments    (4,780,721)
     Unrealized depreciation on investments                               (1,570,308)
                                                                       -------------
          Total amount representing net assets applicable to
           9,404,987 outstanding shares of no par common
          stock (unlimited shares authorized)                          $ 108,177,213
                                                                       =============
Net asset value per share                                              $       11.50
                                                                       =============

The accompanying notes are an integral part of these financial statements.


    Statement of Operations  For the six months ended January 31, 2000 (Unaudited)
----------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest                                                          $  3,330,550
     Dividends                                                               17,149
                                                                       ------------
         Total Investment Income                                       $  3,347,699
                                                                       ------------
EXPENSES
     Investment advisory fees                                          $    281,016
     Service fees                                                           140,508
     Transfer agent fees                                                     58,844
     Accounting service fees                                                 36,387
     Custodian fees                                                           8,391
     Transfer agent out-of-pockets                                            7,350
     Professional fees                                                        2,400
     Trustees fees                                                            3,469
     Insurance expense                                                        4,350
     Reports to shareholders                                                  3,450
     Registration and filing fees                                               250
                                                                      -------------
         Total Expenses                                               $     546,415
      Less expenses waived or absorbed
      by the Fund's manager                                                 (12,485)
                                                                      -------------
         Total Net Expenses                                           $     533,930
                                                                      -------------
NET INVESTMENT INCOME                                                 $   2,813,769
                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                          $     203,978
     Futures transactions                                                   192,544
     Net change in unrealized appreciation (depreciation) of :
     Investments                                                         (4,954,170)
                                                                      -------------
          Net Realized And Unrealized Gain (Loss) On
          Investments and Futures                                     $  (4,557,648)
                                                                      -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                             $  (1,743,879)
                                                                      =============

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2000


Statement of Changes in Net Assets
 For the six months ended January 31, 2000 and the year ended July 30, 1999
---------------------------------------------------------------------------

                                                                     For The
                                                                 Six Months Ended                  For The
                                                                 January 31, 2000                Year Ended
                                                                    (Unaudited)                 July 30, 1999
                                                                 --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                          $   2,813,769                $  5,683,003
     Net realized gain (loss) on investment and
     futures transactions                                                 396,522                     774,752
     Net change in unrealized appreciation (depreciation) on
     investments and futures                                           (4,954,170)                 (2,483,703)
                                                                 --------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting From
         Operations                                                 $  (1,743,879)               $  3,974,052
                                                                 --------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.29 and $.58 per share,
     respectively)                                                  $  (2,813,769)               $ (5,683,003)
     Distributions from net realized gain on investment and
     futures transactions                                                       0                           0
                                                                 --------------------------------------------
        Total Dividends and Distributions                           $  (2,813,769)               $ (5,683,003)
                                                                 --------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                   $   3,024,161                $  7,216,537
     Proceeds from reinvested dividends                                 1,861,344                   3,847,350
     Cost of shares redeemed                                           (8,032,731)                (13,496,584)
                                                                 ---------------------------------------------
      Net Increase (Decrease) in Net Assets Resulting
      From Capital Share Transactions                               $  (3,147,226)               $ (2,432,697)
                                                                 ---------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             $  (7,704,874)               $ (4,141,648)

NET ASSETS, BEGINNING OF PERIOD                                       115,882,087                 120,023,735
                                                                 ---------------------------------------------
NET ASSETS, END OF PERIOD                                           $ 108,177,213                $115,882,087
                                                                 =============================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements   January 31, 2000 (Unaudited)

Note 1.     ORGANIZATION

Business operations - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2000, a net capital loss carryforward totaling $5,177,244, which may be used to offset capital gains realized during subsequent years through July 31, 2006.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.


Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 31, 2000, there were unlimited shares of no par authorized; 9,404,987 and 9,675,452 shares were outstanding at January 31, 2000 and July 30, 1999, respectively.

Transactions in capital shares were as follows:

                                                              Shares
                                             ------------------------------------
                                                   For The Six         For The
                                                  Months Ended       Year Ended
                                                January 31, 2000    July 30, 1999
                                             ------------------------------------
Shares sold                                          258,457           594,266
Shares issued on reinvestment of dividends           157,985           316,848
Shares redeemed                                     (686,907)       (1,110,974)
                                             ------------------------------------
Net increase (decrease)                             (270,465)         (199,860)
                                             ====================================

Note 4.     INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $281,016 of investment advisory fees for the six months ended January 31, 2000. The Fund has a payable to Ranson Capital Corporation of $45,545 at January 31, 2000 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation, (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $128,023 of service fee expenses after partial waiver for the six months ended January 31, 2000. The Fund has a payable to Ranson of $20,523 at January 31, 2000 for service fees.

The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2000, no commissions were earned by ND Capital, Inc.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $58,844 of transfer agency fees and expenses for the six months ended January 31, 2000. The Fund has a payable to ND Resources, Inc. of $9,657 at January 31, 2000 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $36,387 of accounting service fees for the six months ended January 31, 2000. The Fund has a payable to ND Resources, Inc. of $6,022 at January 31, 2000 for accounting service fees.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $7,580,229 and $10,238,644, respectively, for the six months ended January 31, 2000.

Note 6.     INVESTMENT IN SECURITIES

At January 31, 2000, the aggregate cost of securities for federal income tax purposes was $108,710,424, and the net unrealized depreciation of investments based on the cost was $1,570,308, which is comprised of $1,321,121 aggregate gross unrealized appreciation and $2,891,429 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
---------------------------------------------------------------------------------


                                          For the          For the      For the      For the      For the      For the
                                      Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                      January 31, 2000    July 30,      July 31,     July 31,     July 31,     July 31,
                                        (Unaudited)        1999           1998        1997          1996         1995
                                     ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $   11.98        $   12.15    $   12.42    $   12.14    $   12.07   $   12.00
                                     ----------------------------------------------------------------------------------
Income from Investment Operations:
    Net investment income                $     .29        $     .58    $     .60    $     .61    $     .69   $     .65
Net realized and unrealized gain (loss)
on investment and futures transactions        (.48)            (.17)        (.27)         .28          .07         .07
                                     ----------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations            $    (.19)       $     .41    $     .33    $     .89    $     .76   $     .72
                                     ----------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment
     Income                              $    (.29)       $    (.58)   $    (.60)   $    (.61)   $    (.69)  $    (.65)
     Distributions from net capital
     Gains                                     .00              .00          .00          .00          .00         .00
                                     ----------------------------------------------------------------------------------
        Total Distributions              $    (.29)       $    (.58)   $    (.60)   $    (.61)   $    (.69)  $    (.65)
                                    -----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $   11.50        $   11.98    $   12.15    $   12.42    $   12.14   $   12.07
                                    ===================================================================================
Total Return                          (3.14)%(A)(C)         3.44%(A)     2.76%(A)     7.56%(A)     5.90%(A)    6.23%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands)                          $ 108,177        $ 115,882    $ 120,024    $ 128,201    $ 132,349    $ 130,091
     Ratio of net expenses (after
     expense assumption) to average
     net assets                         0.95%(B)(C)         0.95%(B)     0.95%(B)    0.93%(B)      0.85%(B)    0.82%(B)
       Ratio of net investment income
       to average net assets               5.01%(C)         4.80%        4.93%       5.02%         5.18%       5.46%
     Portfolio turnover rate               6.85%           13.54%       26.68%      18.64%        20.14%      57.00%

[FN]
(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $12,485, $23,429, $3,901, $46,741, $212,056, and $295,875, respectively. If the expenses had not been assumed/ waived, the annualized ratios of total expenses to average net assets would have been 0.97%, 0.97%, 0.95%, 0.97%, 1.01%, and 1.06%, respectively.
(C)  Ratio was annualized.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the operations of the Kansas Insured Intermediate Fund, the "Fund," for the six months ended January 31, 2000. The Fund's portfolio and related financial statements are presented within for your review.

As we start the new millennium, 1999 will go down as one of the worst years in bond market history. The benchmark 30-year Treasury bond has seen a value loss of approximately 27%, as yields have risen from a January 1999 yield of 5.07% to a December 1999 yield of 6.48%. Stabilizing global economies and a U.S. economy growing at what many economists believe is an unsustainable pace has led the Federal Reserve to raise short-term interest rates three times in 1999 for a total increase of three quarters of one percent. Strong consumer confidence, low unemployment, housing and retail sales at record levels, and a doubling of crude oil prices contributed to the Federal Reserve's actions.

Tax-free municipal bonds haven't faired much better. A long-term tax-free bond worth $1,000.00 on December 31, 1998 would be worth roughly $860.00 today, as yields have risen from a January 1999 yield of 4.94% to a December
1999 yield of 5.94% on AAA rated bonds.   As a result, we are now seeing
Kansas municipal bonds paying 90% to as high as 100% of the 30-year Treasury yield. Historically, municipals have averaged 85% of the 30-year Treasury yield over the past ten years. In terms of real rates of return, this is a very attractive opportunity.

The Fund began the year at $11.98 and closed the six month period at $11.67, for a total return of (0.35)%*. In anticipation of stronger economic growth, the Fund at times during the period utilized a defensive position in U.S. Treasury futures. Share price was stabilized as yields on U.S. Treasuries rose throughout the first six months. Stability of share price is the primary objective of a defensive position.

Diversification remains an important strategy of the Fund. Throughout the first half of the year, purchases in the primary and secondary markets included Washburn University, University of Kansas Hospital Authority, and Kansas Department of Administration issues.

The investment objective of the Fund is to provide as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.


Sincerely,

Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President

*Without Sales Charge


TERMS & DEFINITIONS
-------------------

APPRECIATION
Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
Actual (or estimated) price at which a bond trades in the market place.

MATURITY
A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSTION
---------------------------
Portfolio Quality Ratings
(based on Total Long-Term Investments)
-------------------------------------
[pie chart]

AAA                       100


Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


Portfolio Market Sectors
(as a % of Net Assets)
-------------------------------------
[pie chart]

H-Housing                        30.1
HC-Health Care                   28.0
GO-General Obligation            23.7
W/S-Water/Sewer                   6.1
O-Other                           3.7
U-Utilities                       2.6
S-Schools                         2.5
G-Government                      1.8
T-Transportation                  1.5

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.
These percentages are subject to change.


COMPARATIVE INDEX GRAPH

                   Comparison of change in value of $10,000 investment in The Kansas Insured Intermediate Fund and the Lehman
                   Brothers Municipal 7 Year Maturity Bond Index

                  The Kansas Insured                  The Kansas Insured               Lehman Bros. Municipal
                  Intermediate Fund                   Intermediate Fund                7 Year Maturity Bond Index
                  w/o sales charge                    w/ max sales charge
                  ------------------------------------------------------------------------------------------------------
11/23/92              $10,000                              $ 9,725                              $10,000
1993                  $10,829                              $10,531                              $10,694
1994                  $11,025                              $10,722                              $10,982
1995                  $11,656                              $11,335                              $11,868
1996                  $12,326                              $11,987                              $12,471
1997                  $12,912                              $12,557                              $13,548
1998                  $13,321                              $12,955                              $14,260
1999                  $13,815                              $13,435                              $14,729
01/31/2000            $13,766                              $13,388                              $14,700

Average Annual Total Returns

<CAPTION
                                                     For periods ending January 31, 2000
                                                     ------------------------------------
                                                                                    Since Inception
                                        1 year        5 year        10 year       (November 23, 1992)
                                      ---------------------------------------------------------------
Without sales charge                     0.21%         4.64%          N/A               4.54%
With sales charge (2.75%)               (2.55)%        4.06%          N/A               4.14%

Putting Performance into Perspective
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


Key Statistics

07-30-1999 NAV (share value)            $11.98
01-31-2000 NAV                          $11.67
Average Maturity                          9.5 years
Number of Issues                         46
Total Net Assets                        $20,458,768


Schedule of Investments  January 31, 2000 (Unaudited)
Name of Issuer
Percentages represent the
market value of each investment                              Rating    Coupon                  Principal          Market
category to total net assets                               Moodys/S&P   Rate      Maturity       Amount            Value
--------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (97.5%)
*Douglas Cty., KS USD #497 (Lawrence) G.O. FGIC            Aaa/AAA     7.200%     09/01/02     $  1,370,000   $  1,461,968
Harvey Cty., KS USD #373 (Newton) FSA                      Aaa/AAA     5.000      09/01/16          250,000        234,408
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA               Aaa/AAA     5.200      09/01/10          480,000        482,520
Johnson Cty., KS USD #233 (Olathe) G.O. AMBAC              Aaa/AAA     6.150      03/01/07          300,000        311,703
Kansas City, KS (St. Margaret Hlth. Ctr.) AMBAC            Aaa/AAA     5.700      08/01/03          250,000        256,560
Kansas City, KS Special Obligation Escrowed                 NR/AAA     6.000      02/15/03          200,000        208,160
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ)     NR/AAA     5.500      12/01/13          375,000        371,768
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA         Aaa/AAA     5.500      10/01/05          250,000        259,743
KS Devl. Finance Auth. Multifamily (Park Apts.) Hsg.        NR/AAA     5.700      12/01/09          325,000        326,342
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care         Aaa/AAA     5.700      11/15/08          450,000        473,135
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care          Aaa/AAA     5.800      11/15/11          300,000        306,993
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care          Aaa/AAA     5.600      11/15/07          100,000        103,110
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev.              Aaa/NR      5.200      11/15/08          375,000        379,196
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev.              Aaa/NR      5.300      11/15/09          375,000        381,570
KS State Turnpike Auth. Rev. FGIC                          Aaa/AAA     5.450      09/01/10          200,000        201,678
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev.            Aaa/AAA     5.400      11/15/04          155,000        159,208
*Lenexa, KS (Barrington Park) Multifamily Hsg. Rev.         NR/AA      5.875      02/01/04          500,000        511,855
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev.          NR/AA      5.950      02/01/05          250,000        254,203
Lenexa, KS (Barrington Park) Multifamily Hsg. Rev.          NR/AA      6.050      02/01/06          350,000        354,729
McPherson Cty., KS (McPherson) USD #418 G.O. FSA           Aaa/AAA     5.700      09/01/06          400,000        419,584
Mission, KS (Lamar Place) Multifamily Hsg. Rev.             NR/AAA     5.000      10/01/14          605,000        574,762
Mission, KS (Lamar Place) Multifamily Hsg. Rev.             NR/AAA     5.180      10/01/23          945,000        876,771
Olathe, KS (Evangelical Lutheran Good Samaritan Soc.)      Aaa/AAA     5.500      05/01/03          110,000        113,189
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.                   Aaa/AAA     5.600      09/01/05        1,000,000      1,023,500
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.                   Aaa/AAA     5.125      09/01/12          500,000        482,805
Olathe, KS (Bristol Pointe) MultiFamily Hsg. Rev. Ref.      NR/AAA     5.250      11/01/12          485,000        475,790
Sedgwick\Shawnee Cty., KS Single Family Mrtge. Rev.        Aaa/NR      5.200      12/01/08          475,000        472,245
Sedgwick Cty., KS (Maize) USD #266 G.O. FSA                Aaa/AAA     5.500      09/01/05          300,000        309,723
Sedgwick Cty., KS (Maize) USD #266 G.O. FSA                Aaa/AAA     5.600      09/01/06          200,000        206,710
Sedgwick Cty., KS (Renwick) USD #267 G.O. AMBAC            Aaa/AAA     6.000      11/01/07          570,000        604,724
*Shawnee, KS (Topeka) USD #501 G.O. FGIC                   Aaa/AAA     5.550      02/01/07          820,000        844,887
Shawnee, KS (Thomasbroooks Apts.) Multifamily Hsg.          NR/AAA     5.250      10/01/14        1,000,000        963,260
University Kansas Hosp. Auth. (KU Health) AMBAC             NR/AAA     5.500      09/01/15        1,000,000        967,520
Washburn Univ. Bld. Rev. Living Learning Ctr. AMBAC         NR/AAA     5.250      07/01/10          170,000        169,237
Washburn Univ. Bld. Rev. Living Learning Ctr. AMBAC         NR/AAA     5.350      07/01/11          105,000        104,498
Wellington, KS Utility Rev. AMBAC                          Aaa/AAA     4.950      05/01/11          300,000        291,960
Wellington, KS Utility Rev. AMBAC                           NR/AAA     5.000      05/01/12          250,000        242,402
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA             NR/AA      7.000      03/01/05          100,000        106,315
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref.   Aaa/AAA     6.000      10/01/03          250,000        262,947
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref.   Aaa/AAA     6.100      10/01/04          775,000        817,857
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea)           NR/AAA     5.375      07/01/10          625,000        624,231
*Wichita, KS Multifamily Hsg. (Cimarron Apartments)         Aa/AAA     5.250      10/01/12          735,000        722,703
Wichita, KS Water & Sewer Util. Rev. FGIC                  Aaa/AAA     5.600      04/01/05          360,000        370,498
Wichita, KS Water & Sewer Util. Rev. FGIC                  Aaa/AAA     5.750      10/01/06          150,000        149,970
Wichita, KS Water & Sewer Util. Rev. FGIC                  Aaa/NR      5.000      10/01/11          500,000        487,725
Wichita, KS Water & Sewer Util. Rev. FGIG                  Aaa/AAA     5.000      10/01/15          250,000        230,620
                                                                                                              ------------
TOTAL KANSAS MUNICIPAL BONDS (COST: $19,939,516)                                                              $ 19,955,282
                                                                                                              ------------
SHORT-TERM SECURITIES (1.0%)
 Federated Tax-Free Fund 73                                                                                   $    153,958
 Federated Intermediate Municipal Trust 78                                                                          58,988
                                                                                                              ------------
TOTAL SHORT-TERM SECURITIES (COST: $213,958)                                                                  $    212,946
                                                                                                              ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $20,153,474)                                                           $ 20,168,228
OTHER ASSETS LESS LIABILITIES                                                                                      290,540
                                                                                                              ------------
NET ASSETS                                                                                                    $ 20,458,768
                                                                                                              ============

[FN]
* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segragated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Funds Manager.

The accompanying notes are an integral part of these financial statements.


Financial Statements January 31, 2000

Statement of Assets and Liabilities   January 31, 2000 (Unaudited)
------------------------------------------------------------------

Assets
     Investment in securities, at value (cost: $20,153,474)             $ 20,168,228
     Accrued interest receivable                                             382,039
     Accrued dividends receivable                                                705
     Prepaid expenses                                                          2,770
                                                                        ------------
        Total Assets                                                    $ 20,553,742
                                                                        ------------
Liabilities
     Bank overdraft                                                     $      1,235
     Dividends payable                                                        78,672
     Accrued expenses                                                         14,567
     Payable for fund shares redeemed                                            500
                                                                        ------------
        Total Liabilities                                               $     94,974
                                                                        ------------


Net Assets                                                              $ 20,458,768
                                                                        ============
Net assets are represented by:
     Paid-in capital                                                    $ 21,256,203
     Accumulated undistributed net realized gain (loss) on
     Investments                                                            (812,189)
     Unrealized appreciation on investments                                   14,754
                                                                        ------------
          Total amount representing net assets applicable to
          1,752,555 outstanding shares of no par common
          stock (unlimited shares authorized)                           $ 20,458,768
                                                                        ============
Net asset value per share                                               $      11.67
                                                                        ============

The accompanying notes are an integral part of these financial statements.



Statement of Operations  For the six months ended January 31, 2000 (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest                                                           $    543,945
     Dividends                                                                 5,601
                                                                        ------------
         Total Investment Income                                        $    549,546
                                                                        ------------
EXPENSES
     Investment advisory fees                                           $     51,923
     Transfer agent fees                                                      14,996
     Accounting service fees                                                  17,196
     Custodian fees                                                            1,557
     Transfer agent out-of-pockets                                             1,150
     Professional fees                                                         2,000
     Trustees fees                                                             1,336
     Reports to shareholders                                                   1,144
     Registration and filing fees                                                168
     Insurance Expense                                                           750
                                                                        ------------
        Total Expenses                                                  $     92,220
     Less expenses waived or absorbed
     by the Fund's manager                                                   (14,335)
                                                                        ------------
        Total Net Expenses                                              $     77,885
                                                                        ------------


NET INVESTMENT INCOME                                                   $    471,661
                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                            $    30,454
     Futures transactions                                                    27,379
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                           (591,775)
                                                                        -----------
          Net Realized and Unrealized Gain (Loss) On
          Investments And Futures                                       $  (533,942)
                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                               $   (62,281)
                                                                        ===========

The accompanying notes are an integral part of these financial statements.


Financial Statements January 31, 2000 (Unaudited)


Statement of Changes in Net Assets
 For the six months ended January 31, 2000 and the year ended July 30, 1999
-----------------------------------------------------------------------------

                                                                            For The Six                    For The
                                                                            Months Ended                  Year Ended
                                                                          January 31, 2000                 July 30,
                                                                             (Unaudited)                     1999
                                                                         ---------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                   $    471,661                  $    927,674
     Net realized gain (loss) on investment and futures transactions               57,833                       (27,108)
     Net change in unrealized appreciation (depreciation) on
     investments and futures                                                     (591,775)                     (137,659)
                                                                         -----------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations              $    (62,281)                 $    762,907
                                                                         -----------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.27 and $.53 per share,
     respectively)                                                           $   (471,661)                 $   (927,674)
     Distributions from net realized gain on
     investment and futures transactions                                                0                            0
                                                                        -----------------------------------------------
        Total Dividends and Distributions                                    $   (471,661)                $   (927,674)
                                                                        -----------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                            $    543,253                 $  2,012,253
     Proceeds from reinvested dividends                                           273,420                      542,608
     Cost of shares redeemed                                                   (1,157,389)                  (1,641,509)
                                                                        -----------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Capital Share Transactions                                    $   (340,716)               $     913,352
                                                                        -----------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      $   (874,658)               $     748,585
NET ASSETS, BEGINNING OF PERIOD                                                21,333,426                   20,584,841
                                                                        -----------------------------------------------
NET ASSETS, END OF PERIOD                                                    $ 20,458,768                $  21,333,426
                                                                        ===============================================

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements January 31, 2000 (Unaudited)

Note 1.     ORGANIZATION

Business Operations -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.


Note 2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2000, a net capital loss carryforward totaling $870,022, which may be used to offset capital gains realized during subsequent years through July 31, 2007.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 31, 2000, there were unlimited shares of no par authorized; 1,752,555 and 1,781,247 shares were outstanding at January 31, 2000 and July 30, 1999, respectively.

Transactions in capital shares were as follows:

                                                                Shares
                                         -------------------------------------------------
                                               For The Six                  For The
                                              Months Ended                 Year Ended
                                            January 31, 2000             July 30, 1999
                                         -------------------------------------------------
Shares sold                                      45,957                      166,145
Shares issued on reinvestment of dividends       23,080                       44,820
Shares redeemed                                 (97,729)                    (135,547)
                                          -----------------------------------------------
Net increase (decrease)                         (28,692)                      75,418
                                          ===============================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $37,588 of investment advisory fees after partial waiver for the six months ended January 31, 2000. The Fund has a payable to Ranson Capital Corporation of $6,126 at
January 31, 2000 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2000, no commissions were earned by ND Capital, Inc.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $14,996 of transfer agency fees and expenses for the six months ended January 31, 2000. The Fund has a payable to ND Resources, Inc. of $2,475 at January 31, 2000 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $17,196 of accounting service fees for the six months ended January 31, 2000. The Fund has a payable to ND Resources, Inc. of $2,856 at January 31, 2000 for accounting service fees.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,796,380 and $2,586,827, respectively, for the six months ended January 31, 2000.

Note 6.     INVESTMENT IN SECURITIES

At January 31, 2000, the aggregate cost of securities for federal income tax purposes was $20,153,474, and the net unrealized appreciation of investments based on the cost was $14,754, which is comprised of $303,935 aggregate gross unrealized appreciation and $289,181 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
----------------------------------------------------------------------------------

                                                For the          For the     For the     For the     For the     For the
                                            Six Months Ended    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                             January 31, 2000     July 30,    July 31,    July 31,    July 31,    July 31,
                                               (Unaudited)         1999         1998        1997        1996        1995
                                            ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    11.98      $    12.07   $    12.23  $    12.19  $    12.04  $   11.92
                                            ------------------------------------------------------------------------------
Income from Investment Operations:
    Net investment income                      $      .27      $      .53   $      .54  $      .53  $      .53  $     .54
    Net realized and unrealized gain (loss)
    on investment and futures transactions           (.31)           (.09)        (.16)        .04         .15        .12
                                            ------------------------------------------------------------------------------
        Total Income (Loss) From
         Investment Operations                 $     (.04)     $      .44   $      .38  $      .57  $      .68  $     .66
                                            ------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment
     Income                                    $     (.27)     $     (.53)  $     (.54) $     (.53) $     (.53) $    (.54)
     Distributions from net capital gains             .00             .00          .00         .00         .00        .00
                                            ------------------------------------------------------------------------------
        Total Distributions                    $     (.27)     $     (.53)  $     (.54) $     (.53) $     (.53) $    (.54)
                                            ------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    11.67      $     11.98  $    12.07  $     12.23 $    12.19  $   12.04
                                            ==============================================================================
Total Return                                   (0.70)%(A)(C)       3.70%(A)    3.17%(A)     4.76%(A)   5.75%(A)   5.72%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands)                                $ 20,459        $ 21,333     $ 20,585    $ 25,533    $ 30,564    $ 30,678
     Ratio of net expenses (after
     expense assumption) to average
     net assets                                  0.75%(B)(C)       0.75%(B)    0.75%(B)     0.76%(B)   0.69%(B)   0.62%(B)
     Ratio of net investment income to
     average net assets                          4.54%(C)          4.39%       4.42%        4.33%      4.37%      4.57%
     Portfolio turnover rate                    12.60%            16.34%      25.46%       28.68%     19.96%     63.00%

(A)  Excludes maximum sales charge of 2.75%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $14,335, $29,229, $13,708, $40,608, $71,943, and $112,745 respectively. If the expenses had not been assumed/ waived, the annualized ratios of total expenses to average net assets would have been 0.89%, 0.89%, 0.82%, 0.90%, 0.92%, and 0.98% respectively.
(C)  Ratio was annualized


The accompanying notes are an integral part of these financial statements.



Dear Shareholder:

Enclosed is the semi-annual report of the operations of The Nebraska Municipal
Fund, the "Fund," for the six months ended January 31, 2000. The Fund's portfolio and related financial statements are presented within for your review.

As we start the new millennium, 1999 will go down as one of the worst years in bond market history. The benchmark 30-year Treasury bond has seen a value loss of approximately 27%, as yields have risen from a January 1999 yield of 5.07% to a December 1999 yield of 6.48%. Stabilizing global economies and a U.S. economy growing at what many economists believe is an unsustainable pace has led the Federal Reserve to raise short-term interest rates three times in 1999 for a total increase of three quarters of one percent. Strong consumer confidence, low unemployment, housing and retail sales at record levels, and a doubling of crude oil prices contributed to the Federal Reserve's actions.

Tax-free municipal bonds haven't faired much better.  A long-term tax-free bond worth $1,000.00 on December 31, 1998 would be worth roughly $860.00 today, as yields have risen from a January 1999 yield of 4.94% to a December
1999 yield of 5.94% on AAA rated bonds.   As a result, we are now seeing
Nebraska municipal bonds paying 90% to as high as 100% of the 30-year Treasury yield.  Historically, municipals have averaged 85% of the 30-year Treasury yield over the past ten years.  In terms of real rates of return, this is a very attractive opportunity.

The Fund began the year at $11.01 and closed the six month period at $10.57, for a total return of (1.55)%*. In anticipation of stronger economic growth, the Fund at times during the period utilized a defensive position in U.S.
Treasury futures. Share price was stabilized as yields on U.S. Treasuries rose throughout the first six months. Stability of share price is the primary objective of a defensive position.

Diversification remains an important strategy of the Fund. Throughout the first half of the year, purchases in the primary and secondary market included
Nebraska Investment Finance Authority for Children's Healthcare, Lancaster
County Bryan Memorial Hospital, and Douglas County School District #1 issues.

The investment objective of the Fund is to provide as high level of current income exempt from both federal and Nebraska income tax as is consistent with preservation of capital.


Sincerely,

Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President

*Without sales charge

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments)
[pie chart]
AAA                              53.8
AA                               17.9
A                                11.5
BBB                               2.0
NR                               14.8

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

Portfolio Market Sectors
(as a % of Net Assets)
---------------------------
[pie chart]
HC-Health Care                20.7
H-Housing                     20.6
S-School                      16.0
U-Utilities                   14.3
GO-General Obligation         12.5
O-Other                        6.7
I-Industrial                   4.5
W/S-Water/Sewer                2.7
C/L-COP/Lease                  2.0

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.


COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

               Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

               The Nebraska Municipal           The Nebraska Municipal         The Lehman Brothers
               Fund w/o sales charge            Fund w/ max sales charge        Muni Bond Index
              ---------------------------------------------------------------------------------------
11/17/93             $10,000                            $ 9,575                      $10,000
1994                 $ 9,773                            $ 9,357                      $ 9,892
1995                 $10,471                            $10,026                      $10,672
1996                 $11,071                            $10,600                      $11,376
1997                 $11,909                            $11,402                      $12,544
1998                 $12,380                            $11,853                      $13,295
1999                 $12,853                            $12,306                      $13,677
01/31/2000           $12,653                            $12,115                      $13,410

Average Annual Total Returns
----------------------------

For periods ending January 31, 2000
------------------------------------
                                                                                    Since Inception
                                    1 year         5 year         10 year         (November 17, 1993)
                                    -----------------------------------------------------------------
Without sales charge                (2.31)%          5.25%           N/A                 3.86%
With sales charge (4.25%)           (6.47)%          4.34%           N/A                 3.14%

Putting Performance into Perspective
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


Key Statistics

07-30-1999 NAV (share value)           $11.01
01-31-2000 NAV                         $10.57
Average Maturity                        18.9 years
Number of Issues                        112
Total Net Assets                       $38,069,794

Schedule of Investments January 31, 2000
(Unaudited)
Name of Issuer
Percentages represent the market value of each                    Rating      Coupon                Principal      Market
investment category to total net assets                         Moody's/S&P    Rate    Maturity      Amount        Value
--------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (98.4%)

Adams Cty., NE Hosp. Auth. #1 (Mary Lanning Mem. Hosp.) ASGUA       NR/AA      5.300%   12/15/18  $   250,000  $   237,525
NE Public Gas (American Public Energy Agency) AMBAC                Aaa/AAA     4.700    06/01/11      200,000      190,400
Columbus, NE Combined Rev.                                          NR/NR      5.100    12/15/16      125,000      115,118
Columbus, NE Combined Rev.                                          NR/NR      5.200    12/15/17      100,000       92,481
Cuming Cty., NE School Dist. #020 (Bancraft-Rosalie)                NR/NR      5.750    12/15/17      100,000       93,381
Dawson Cty., NE SID #1 (IBP, Inc. Proj.) Ref. G.O.                 A-3/A-      5.650    02/01/22      700,000      664,951
District Energy Corp., NE (County Bldg. & Correction) Fac. Rev.     NR/NR      5.500    07/01/13      150,000      144,107
Douglas Cty., NE Hosp. Impvt. G.O.                                  Aa/AA+     5.100    07/01/04      150,000      154,615
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth.) Rev. AMBAC       Aaa/AAA     5.250    09/01/21      250,000      232,785
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Hlth. Facs. Aa-3/AA-     5.850    11/15/03      100,000      103,384
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Hlth. Facs. Aa-3/AA-     6.250    11/15/22      100,000       98,171
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Hlth. Facs.  Aaa/AAA     6.000    11/15/15      125,000      125,806
Douglas Cty., NE Hosp. Auth. #002 (Lakeside Village) Hlth. Facs.   Aaa/AAA     5.000    12/15/17      250,000      227,117
Douglas Cty., NE Hosp. Auth.  #2 (Bethphage Project) Rev.           NR/NR      5.400    02/01/13      120,000      113,510
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA                 Aaa/AAA     5.375    11/15/15      275,000      265,323
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA                 Aaa/AAA     5.500    11/15/21      340,000      326,658
Douglas Cty., NE SID #257 (Ramble Ridge) G.O.                       NR/NR      6.250    05/15/09      100,000      101,557
Douglas Cty., NE SID #295 G.O.                                      NR/NR      6.500    06/01/17      800,000      751,448
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.                     NR/NR      5.750    08/15/17      200,000      186,176
Douglas Cty., NE SID #396 (First National Business Park)            NR/NR      5.750    09/01/17      100,000       93,157
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.                         NR/NR      5.900    10/15/16      100,000       96,366
Douglas Cty., NE SID #397 (Linden Estates II)                       NR/NR      5.600    07/15/18      265,000      249,643
Douglas Cty., NE SID #397 (Linden Estates II)                       NR/NR      5.600    07/15/19      280,000      263,309
Douglas Cty., NE SD #001                                           Aaa/AAA     5.625    12/15/19      250,000      242,140
Douglas Cty., NE SD #066 (Westside Comm. Schools) G.O.             A-1/AA-     5.000    12/01/17      150,000      137,239
Gage Cty., NE Hosp. Auth. #01 (Beatrice Comm. Hosp.) Hosp. Rev.     NR/NR      6.400    10/01/07      100,000      103,389
Gage Cty., NE Hosp. Auth. #01 (Beatrice Comm. Hosp.) Hosp. Rev.     NR/NR      6.750    10/01/14      200,000      206,504
Gage Cty., NE (Beatrice) School Dist. #15 G.O. AMBAC               Aaa/AAA     5.900    12/15/16      850,000      831,181
Grand Island, NE Sewer Syst. Rev.                                   NR/A       6.000    04/01/14      550,000      548,806
Hastings, NE Elec. Rev.                                            A-3/A       6.300    01/01/19      370,000      369,667
Lancaster Cty., NE Hosp. Auth. #001 (Sisters of Charity) Rev.      Aaa/AAA     6.250    05/15/12      200,000      213,034
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev.               NR/NR      5.700    02/01/11      100,000       97,293
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev.               NR/NR      5.800    02/01/12      175,000      170,719
Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA             Aaa/AAA     5.375    06/01/19    1,400,000    1,326,052
Lincoln-Lancaster Cty., NE Public Bldg. Comm. G.O.                  NR/NR      6.200    10/15/11      100,000      102,602
Lincoln/Lancaster Cty., NE Public Bldg. Community Tax Lease Rental  Aa/AA+     5.800    10/15/18      475,000      476,577
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.              Aa/AA+     5.875    10/15/23      850,000      831,096
Lincoln, NE Various Purpose Unlimited Tax G.O.                    Aa-1/AAA     4.750    08/15/19      750,000      658,500
Lincoln, NE Elec. Syst. Rev.                                        Aa/AA+     5.750    09/01/16      750,000      734,197
Madison Cty., NE Hosp. Auth. #1 (Faith Regl. Hlth. Svcs.) ASGUA     NR/AA      5.350    07/01/18      250,000      236,205
NE Municipal Energy Agency Power Supply Syst. Rev. Ref. AMBAC      Aaa/AAA     6.000    04/01/17      200,000      197,954
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA                Aaa/AAA     6.250    06/01/18      800,000      789,888
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA                Aaa/AAA     6.400    06/01/13      300,000      314,334
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA                Aaa/AAA     6.450    06/01/18      400,000      403,524
*NE Hgr. Educ. Loan Program Student Loan MBIA                      Aaa/AAA     5.875    06/01/14    1,350,000    1,324,458
NE Student Loan Program B Rev. MBIA                                Aaa/AAA     6.000    06/01/28      100,000       92,575
NE Educ. Finance Auth. (Concordia Teachers College) Rev.            NR/NR      5.900    12/15/15      100,000       96,670
NE Educ. Finance Auth. (Dana College) Rev. G.O.                     NR/NR      6.750    06/01/14      100,000      107,307
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC                Aaa/AAA     5.950    01/01/11      300,000      315,453
NE Educ. Finance Auth.  (Midland Lutheran College) Rev. G.O.        NR/NR      5.550    06/15/18      500,000      487,875
NE Educ. Finance Auth. (Grace Univ.) Rev.                           NR/NR      5.300    02/01/15      200,000      184,048
NE Educ. Finance Auth.  (Grace Univ.) Rev.                          NR/NR      5.500    02/01/19      200,000      180,980
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Hsg. Rev.    Aa/NR      6.800    12/01/15      355,000      360,925
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Hsg. Rev.    Aa/NR      6.850    12/01/25      525,000      527,131
NE Invmt. Finance Auth. (Kings Gate Sr. Apts.) Multifamily Hsg. Rev.NR/AAA     5.350    03/01/29      290,000      268,221
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.         Aa-3/AA-     5.125    12/01/17      200,000      186,380
NE Invmt. Finance Auth. (State Revolving Fund) Rev.                 NR/A+      4.600    07/01/08      100,000       96,073
NE Invmt. Finance Auth. (State Revolving Fund) Rev.                 NR/A+      4.700    07/01/09      100,000       96,145
NE Invmt. Finance Auth. (State Revolving Fund) Rev.                 NR/A+      4.800    07/01/10      100,000       95,676
NE Invmt. Finance Auth. (State Revolving Fund) Rev.                 NR/A+      4.900    07/01/11      100,000       95,315
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll.               NR/AAA     6.300    03/01/17      165,000      168,752
*NE Invmt. Finance Auth. Single Family Hsg. Rev.                    NR/AAA     6.600    09/01/20      630,000      635,179
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     7.300    09/01/26      345,000      346,925
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     6.150    03/01/09      100,000      101,217
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     6.200    09/01/10      100,000      100,566
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     6.500    09/01/18      400,000      403,696
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     6.400    09/01/26      250,000      248,983
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     5.950    03/01/27       95,000       93,046
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     6.250    09/01/28      210,000      207,008
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     5.850    09/01/17       95,000       94,136
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     6.200    09/01/17      250,000      253,103
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     6.250    03/01/21      300,000      302,793
*NE Invmt. Finance Auth. Single Family Hsg. Rev.                    NR/AAA     6.300    09/01/28    1,105,000    1,108,094
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     5.850    09/01/28      460,000      447,033
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     5.250    09/01/28      250,000      228,368
NE Invmt. Finance Auth. Single Family Hsg. Rev.                     NR/AAA     6.300    09/01/30      250,000      243,025
NE Invmt. Finance Auth. (Childrens Healthcare Svcs) Facs. Rev.     Aaa/AAA     5.500    08/15/17      410,000      395,732
#NE Invmt. Finance Auth. (Children  Healthcare Svcs.) Rev. AMBAC   Aaa/AAA     5.500    08/15/27    1,000,000      941,790
NE Invmt. Finance Auth. Multifamily Hsg. Rev.                       NR/AAA     6.200    06/01/28      495,000      484,853
NE Invmt. Finance Auth. Multifamily Hsg. Rev.                       NR/AAA     6.000    06/01/17      500,000      500,835
NE Invmt. Finance Auth. Multifamily Hsg. Rev.                       NR/AAA     6.100    06/01/29      500,000      489,625
NE Invmt. Finance Auth. Multifamily Hsg. (Waterbrook) Rev.         Aaa/AAA     5.600    04/01/07      210,000      215,985
NE Public Gas Agency (Gas Supply Sys.) Rev.                      Baa-1/NR      6.250    04/01/05      200,000      207,486
NE Public Gas Agency (Gas Supply Sys.) Rev.                      Baa-1/NR      5.650    04/01/06      200,000      203,384
NE Public Power Dist. (Power Supply Syst.) Rev. MBIA               Aaa/AAA     5.000    01/01/28      250,000      221,683
NE Public Power Dist. (Power Supply Syst.) Rev. MBIA               Aaa/AAA     5.000    01/01/28      700,000      620,711
NE Public Power Dist. (Power Supply Syst.) Rev.                    Aaa/AAA     5.125    01/01/19      750,000      694,898
NE Public Power Dist. (Elec. System)  Rev. Coll. Govts.            Aaa/AAA     6.250    01/01/12      150,000      158,202
NE Public Power Dist. (Power Supply Syst.) Rev.                    Aaa/AAA     6.125    01/01/15      390,000      412,347
NE Public Power Dist. (Power Supply Syst.) Rev.                    Aaa/AAA     5.750    01/01/20      250,000      247,450
NE State Colleges Facs. Deferred Maintenance Project                NR/A       5.050    09/15/09      325,000      314,753
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) ASGUA       NR/AAA     6.500    05/15/14      300,000      321,069
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) ASGUA       NR/AA      5.450    11/15/17      400,000      380,816
NE Elem. & Secondary School Fin. Auth. (Creighton Prep)             NR/BBB+    5.000    07/15/09      250,000      237,710
Northeast NE Juvenile Svcs. (Detention) 1st Mrtge. Rev.             NR/NR      6.375    06/01/17      770,000      734,364
Omaha, NE Various Purpose                                          Aaa/AAA     6.250    12/01/12      250,000      267,210
Omaha, NE Various Purpose                                          Aaa/AAA     6.250    12/01/14      250,000      262,885
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev.         Aa-1/AA+     5.700    09/15/15      750,000      752,925
Omaha, NE Public Power Dist. Elec. Syst. Rev.                       NR/AA      6.000    02/01/15      330,000      343,609
Omaha, NE Public Power Dist. Elec. Syst. Rev.                       Aa/NR      6.200    02/01/17      650,000      682,903
Omaha, NE (Rosenblatt Stadium) Facs. Rev.                         Aa-1/AA+     5.000    11/01/18      500,000      459,275
Otoe Cty., NE School Dist. #111  (Nebraska City) Ref.              Aaa/AAA     5.800    11/15/14      400,000      387,036
Platte Cty., NE (Columbus) SD #001 GO School Building Bonds          A/NR      5.000    12/15/19      500,000      460,540
Sarpy Cty., NE SID #86 (Willow Springs) G.O.                        NR/NR      6.250    01/15/17      100,000       94,726
Sarpy Cty., NE SID #52  (Prairie Corners) G.O.                      NR/NR      6.000    10/01/17      300,000      281,151
Sarpy Cty., NE SID #142 (Fair Meadows) Ref. G.O.                    NR/NR      5.850    08/15/17      100,000       94,032
Scotts Bluff Cty., NE Hosp. Auth. #1 (Regl West Medl. Ctr.)        A-3/A-      5.125    11/15/19    1,250,000    1,130,375
Scotts Bluff Cty., NE Hosp. Auth. #1 (Regl West Medl. Ctr.)        A-3/A-      5.250    11/15/28      500,000      445,355
Western NE Community College COP's                                  NR/NR      6.550    10/15/13      150,000      149,658
York, NE Water Rev.                                                 NR/NR      5.150    06/01/17      250,000      232,790
York, NE Sewer Syst. Rev.                                           NR/NR      5.850    06/01/12      140,000      136,882
York, NE Sewer Syst. Rev.                                           NR/NR      6.000    06/01/17      100,000       93,912
                                                                                                               -----------
TOTAL NEBRASKA MUNICIPAL BONDS (COST: $38,420,747)                                                             $37,474,002
                                                                                                               -----------
SHORT-TERM SECURITIES (0.7%)(COST: $277,822)
 Federated Tax-Free Fund 73                                                                                    $   277,822
                                                                                                               -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $38,698,569)                                                            $37,751,824
OTHER ASSETS LESS LIABILITIES                                                                                      317,970
                                                                                                               -----------
NET ASSETS                                                                                                     $38,069,794
                                                                                                               ===========

[FN]
* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


Statement of Assets and Liabilities   January 31, 2000 (Unaudited)
------------------------------------------------------------------

Assets
     Investment in securities, at value (Cost: $38,698,569)              $  37,751,824
     Accrued interest receivable                                               590,305
     Accrued dividends receivable                                                  544
     Prepaid expenses                                                            8,311
     Due from broker receivable                                                  1,585
                                                                         -------------
        Total Assets                                                     $  38,352,569
                                                                         -------------
Liabilities
     Dividends payable                                                  $      164,138
     Accrued expenses                                                           24,335
     Bank overdraft                                                             43,886
     Payable for fund shares redeemed                                           50,416
                                                                        --------------
        Total Liabilities                                               $      282,775
                                                                        --------------
Net Assets                                                              $   38,069,794
                                                                        ==============
Net assets are represented by:
     Paid-in capital                                                    $   40,652,098
     Accumulated undistributed net realized gain (loss) on
     Investments                                                            (1,635,559)
     Unrealized depreciation on investments                                   (946,745)
                                                                        --------------
          Total amount representing net assets applicable to
           3,603,138 outstanding shares of no par common
          stock (Unlimited shares authorized)                           $   38,069,794
                                                                        ==============
Net asset value per share                                               $        10.57
                                                                        ==============

Statement of Operations  For the six months ended January 31, 2000 (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest                                                           $   1,145,724
     Dividends                                                                  8,661
                                                                        -------------
         Total Investment Income                                        $   1,154,385
                                                                        -------------
EXPENSES
     Investment advisory fees                                           $     100,418
     Service fees                                                              50,209
     Transfer agent fees                                                       25,963
     Accounting service fees                                                   22,081
     Custodian fees                                                             2,998
     Transfer agent out of pockets                                              2,250
     Professional fees                                                          1,692
     Reports to shareholders                                                    1,400
     Trustees fees                                                              1,836
     Registration and filing fees                                               1,268
     Insurance expense                                                          1,000
                                                                        -------------
         Total Expenses                                                 $     211,115
     Less expenses waived or absorbed
     by the Fund's manager                                                    (64,714)
                                                                        -------------

          Total Net Expenses                                            $     146,401
                                                                        -------------
NET INVESTMENT INCOME                                                   $   1,007,984
                                                                        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                            $      24,739
     Futures transactions                                                      77,018
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                           (1,776,002)
                                                                        -------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                                       $  (1,674,245)
                                                                        --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                               $    (666,261)
                                                                        ==============

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2000 (Unaudited)


Statement of Changes in Net Assets
 For the six months ended January 31, 2000  and the year ended July 30, 1999
----------------------------------------------------------------------------

                                                                        For The
                                                                     Six Months Ended                         For The
                                                                     January 31, 2000                        Year Ended
                                                                       (Unaudited)                        July 30, 1999
                                                                   ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                             $      1,007,984                  $     1,467,043
     Net realized gain (loss) on investment and futures transactions            101,757                          181,611
     Net change in unrealized appreciation (depreciation)
     on investments and futures                                              (1,776,002)                        (758,543)
                                                                   ------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations        $       (666,261)                 $       890,111
                                                                   ------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income
    ($.27 and $.54 per share, respectively)                            $     (1,007,984)                 $    (1,467,043)
     Distributions from net realized gain on investment
     and futures transactions                                                         0                                0
                                                                   ------------------------------------------------------
        Total Dividends and Distributions                              $     (1,007,984)                 $    (1,467,043)
                                                                   ------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                      $        875,034                  $     5,450,673
     Shares issued in connection with the Fund reorganization                         0                       12,877,367
     Proceeds from reinvested dividends                                         708,429                          944,562
     Cost of shares redeemed                                                 (3,782,072)                      (3,071,400)
                                                                   ------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
       From Capital Share Transactions                                 $     (2,198,609)                 $    16,201,202
                                                                   ------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                $     (3,872,854)                 $    15,624,270

NET ASSETS, BEGINNING OF PERIOD                                              41,942,648                       26,318,378
                                                                   ------------------------------------------------------
NET ASSETS, END OF PERIOD                                              $     38,069,794                  $    41,942,648
                                                                   ======================================================

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements January 31, 2000 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation, ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2000, a net capital loss carryforward totaling $1,737,315, which may be used to offset capital gains realized during subsequent years through July 31, 2006.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 31, 2000, there were unlimited shares of no par authorized; 3,603,138 and 3,808,712 shares were outstanding at January 31, 2000 and July 30, 1999, respectively.

Transactions in capital shares were as follows:

                                                                Shares
                                               ----------------------------------------
                                                 For The Six               For The
                                                 Months Ended             Year Ended
                                                January 31, 2000        July 30, 1999
                                               ----------------------------------------
Shares sold                                              80,991               484,495
Shares issued in connection with the Fund
Reorganization                                                0             1,148,739
Shares issued on reinvestment of dividends               65,543                84,149
Shares redeemed                                        (352,108)             (273,842)
                                               ----------------------------------------
Net increase (decrease)                                (205,574)            1,443,541
                                              ========================================


Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $85,913 of investment advisory fees after partial waiver for the six months ended January 31, 2000. The Fund has a payable to Ranson Capital Corporation of $13,105 at January 31, 2000 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2000, no commissions were earned by ND Capital, Inc.

The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the six months ended January 31, 2000.

ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund incurred $25,963 of transfer agency fees for the six months ended January 31, 2000. The Fund has a payable to ND Resources, Inc.
of $4,246 at January 31, 2000 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has incurred $22,081 of accounting service fees for the six months ended January 31, 2000. The Fund has a payable to ND Resources, Inc.
of $3,642 at January 31, 2000 for accounting service fees.


Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,020,800 and $3,029,598, respectively, for the six months ended January 31, 2000.

Note 6.     INVESTMENT IN SECURITIES

At January 31, 2000, the aggregate cost of securities for federal income tax purposes was $38,698,569, and the net unrealized depreciation of investments based on the cost was $946,745, which is comprised of $294,588 aggregate gross unrealized appreciation and $1,241,333 aggregate gross unrealized depreciation.


Financial Highlights Selected per share data and ratios for the period indicated
                                            For the         For the      For the      For the      For The      For The
                                        Six Months Ended  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                        January 31, 2000    July 30,    July 31,      July 31,     July 31,     July 31,
                                           (Unaudited)        1999        1998          1997        1996          1995
                                        ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   11.01       $   11.13   $   11.26     $  11.00    $   10.95    $   10.82
                                        ----------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income                  $     .27       $     .54   $     .56     $    .55    $     .57    $     .59
 Net realized and unrealized gain (loss) on
 investment and futures transactions             (.44)           (.12)       (.13)         .26          .05          .13
                                        ----------------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations                          $    (.17)      $     .42    $    .43     $    .81    $     .62    $     .72
                                        ----------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income   $    (.27)      $    (.54)   $   (.56)   $    (.55)   $    (.57)   $    (.59)
     Distributions from net capital gains         .00             .00         .00          .00          .00          .00
                                        ----------------------------------------------------------------------------------
        Total Distributions                 $    (.27)      $    (.54)   $   (.56)   $    (.55)   $    (.57)   $    (.59)
                                        ----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   10.57       $   11.01    $  11.13    $   11.26    $   11.00    $   10.95
                                        ==================================================================================
Total Return                            (3.11)%(A)(C)         3.82%(A)    3.95%(A)     7.57%(A)     5.73%(A)     7.14%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands)                         $ 38,070        $ 41,943     $ 26,318    $ 27,802     $ 18,077     $ 14,445
     Ratio of net expenses (after expense
     assumption) to average net assets    0.73%(B)(C)         0.70%(B)    0.63%(B)     0.71%(B)     0.62%(B)     0.35%(B)
     Ratio of net investment income
     to average Net assets                5.02%(C)            4.83%       5.06%        5.03%        5.13%        5.63%
     Portfolio turnover rate              2.60%              12.58%      26.36%       42.84%       27.20%      140.00%


[FN]
(A)   Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $64,714, $119,949, $51,233, $124,394,
$129,053, and $146,913, respectively. If the expenses had not been assumed/ waived, the annualized ratios of total expenses to average net assets would have been 1.05%, 1.10%, 0.81%, 1.22%, 1.38%, and 1.66%, respectively.
(C)   Ratio was annualized
</FN)

The accompanying notes are an integral part of these financial statements.


Dear Shareholder:

Enclosed is the semi-annual report of the operations of The Oklahoma Municipal Fund, the "Fund," for the six months ended January 31, 2000. The Fund's portfolio and related financial statements are presented within for your review.

As we start the new millennium, 1999 will go down as one of the worst years in bond market history. The benchmark 30-year Treasury bond has seen a value loss of approximately 27%, as yields have risen from a January 1999 yield of 5.07% to a December 1999 yield of 6.48%. Stabilizing global economies and a U.S. economy growing at what many economists believe is an unsustainable pace has led the Federal Reserve to raise short-term interest rates three times in 1999 for a total increase of three quarters of one percent. Strong consumer confidence, low unemployment, housing and retail sales at record levels, and a doubling of crude oil prices contributed to the Federal Reserve's actions.

Tax-free municipal bonds haven't faired much better. A long-term tax-free bond worth $1,000.00 on December 31, 1998 would be worth roughly $860.00 today, as yields have risen from a January 1999 yield of 4.94% to a December 1999 yield of 5.94% on AAA rated bonds. As a result, we are now seeing Oklahoma municipal bonds paying 90% to as high as 100% of the 30-year Treasury yield. Historically, municipals have averaged 85% of the 30-year Treasury yield over the past ten years. In terms of real rates of return, this is a very attractive opportunity.

The Fund began the year at $11.61 and closed the six month period at $10.97, for a total return of (2.83)%*. In anticipation of stronger economic growth, the Fund at times during the period utilized a defensive position in U.S. Treasury futures. Share price was stabilized as yields on U.S. Treasuries rose throughout the first six months. Stability of share price is the primary objective of a defensive position.

Diversification remains an important strategy of the Fund. Throughout the first half of the year, purchases in the primary and secondary markets included Oklahoma State Capital Improvement and Oklahoma State Turnpike Authority issues.

The investment objective of the Fund is to provide as high a level of current income exempt from both federal income tax and, to the extent indicated in the prospectus, Oklahoma income tax as is consistent with preservation of capital.

Sincerely,

Monte L. Avery                             Robert E. Walstad
Chief Portfolio Strategist                 President

* Without Sales Charge


TERMS & DEFINITIONS
--------------------

APPRECIATION
Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
Actual (or estimated) price at which a bond trades in the market place.

MATURITY
A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


PERFORMANCE AND COMPOSITION
---------------------------
Portfolio Quality Ratings
(based on Total Long-Term Investments)
--------------------------------------
[pie chart]

AAA                  54.5
AA                   11.3
A                     4.6
BBB                  16.1
NR                   13.5

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

Portfolio Market Sectors
(as a % of Net Assets)
------------------------
[pie chart]

S-School                         36.4
HC-Health Care                   18.2
T-Transportation                 10.4
H-Housing                         9.0
U-Utilities                       7.7
GO-General Obligation             6.5
O-Other                           4.8
W/S-Water/Sewer                   3.9
I-Industrial                      3.1

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

                              Comparison of change in value of a $10,000 investment in
                              The Oklahoma Municipal Fund and the Lehman
                              Brothers Municipal Bond Index

                           The Oklahoma Municipal             The Oklahoma Municipal             Lehman Brothers
                           Fund w/o sales charge              Fund w/ max sales charge           Municipal Bond Index
                           -------------------------------------------------------------------------------------------
09/25/1996                       $10,000                              $ 9,575                         $10,000
1997                             $10,779                              $10,321                         $11,027
1998                             $11,186                              $10,711                         $11,687
1999                             $11,662                              $11,166                         $12,024
01/31/2000                       $11,332                              $10,850                         $11,788

Average Annual Total Returns

                                                     For periods ending January 31, 2000
                                      -----------------------------------------------------------------------
                                                                                         Since Inception
                                        1 year        5 year        10 year           (September 25, 1996)
                                      -----------------------------------------------------------------------
Without sales charge                    (3.35)%        N/A            N/A                      3.80%
With sales charge (4.25%)               (7.46)%        N/A            N/A                      2.47%

Putting Performance into Perspective
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


Key Statistics

07-30-1999 NAV (share value)    $11.61
01-31-2000 NAV                  $10.97
Average Maturity                 19.6 years
Number of Issues                 49
Total Net Assets                $15,986,199

Schedule of Investments January 31, 2000 (Unaudited)

Name of Issuer
Percentages represent the market value of each                   Rating      Coupon                Principal      Market
investment category to total net assets                          Moodys/S&P   Rate    Maturity       Amount        Value
--------------------------------------------------------------------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (98.1%)
Eastern OK Board of Regents (State College) Student Facs. Rev.    NR/NR      6.100%  06/01/17   $    150,000  $    145,717
Edmond Economic Dev. Auth., OK Student Housing Rev.            Baa-3/NR      5.375   12/01/19        100,000        92,944
Edmond Economic Dev. Auth., OK Student Housing Rev.            Baa-3/NR      5.500   12/01/28        865,000       786,164
Grand River Dam Auth. Rev. Ref.                                    A/A-      5.000   06/01/12        135,000       129,600
Grand River Dam Auth. Rev. Ref. FSA                              Aaa/AAA     5.000   06/01/12        130,000       124,800
*Grand River Dam Auth., OK Rev. AMBAC                            Aaa/AAA     6.250   06/01/11        210,000       231,393
Grand River Dam Auth., OK Rev. AMBAC                             Aaa/AAA     5.500   06/01/13        300,000       302,604
OK Agric. & Mech. Colleges (OK State Univ.) Util. Syst. FGIC     Aaa/AAA     5.000   07/01/13        600,000       576,516
OK Agric. & Mech. Colleges (OK State Univ.) Athletic Facs. AMBAC Aaa/NR      5.000   08/01/24        400,000       365,440
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA       Aaa/AAA     5.100   03/01/16        140,000       133,118
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA       Aaa/AAA     5.150   03/01/21        100,000        93,530
Oklahoma Cnty., OK Finance Auth. (Epworth Villa) Rev. Ref.        NR/NR      6.500   04/01/15        200,000       190,180
Oklahoma Cnty., OK Finance Auth. (Epworth Villa) Rev. Ref.        NR/NR      7.000   04/01/22        200,000       188,360
Oklahoma Cnty., OK Indl. Auth. (Benevolent Association) Ref.     Baa/NR      6.150   01/01/11        100,000       101,814
Oklahoma Cnty., OK Indl. Auth. (Benevolent Association) Ref.     Baa/NR      5.500   02/01/29        500,000       430,005
OK Housing Finance Agency Single Family Homeownership GNMA       Aaa/NR      5.375   03/01/20        780,000       738,949
OK Housing Finance Agency Single Family Homeownership GNMA       Aaa/NR      5.150   09/01/20        750,000       698,108
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.             NR/NR      6.200   11/01/07        100,000       105,599
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.             NR/NR      6.500   11/01/13         75,000        79,945
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.             NR/NR      5.750   03/01/13        400,000       388,188
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.            NR/NR      6.000   03/01/18        600,000       573,630
OK Devl. Finance Auth. (Central OK Univ.)                       Aa-3/NR      5.300   12/01/18        100,000        94,480
OK Devl. Finance Auth. (Univ. of OK-Norman) Rev. FSA             Aaa/AAA     5.625   07/01/13         50,000        50,426
*OK Devl. Finance Auth. (Tulsa Vo Tech Dist. Proj. ) Rev. AMBAC  Aaa/AAA     5.100   08/01/15        750,000       714,075
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev.                A/NR      5.250   11/01/11        120,000       118,204
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev.                A/NR      5.300   11/01/12        275,000       270,748
OK Devl. Finance. Auth. (St. Ann's Retirement Village) Rev. MBIA Aaa/NR      5.000   12/01/28      1,000,000       880,110
OK Devl. Finance Auth. (Langston Univ. Athletic Facs.) Rev.       NR/NR      5.250   12/01/23        500,000       447,370
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.) Rev. Ref.    Baa/BBB     5.625   08/15/19      1,000,000       873,790
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.) Rev. Ref.    Baa/BBB     5.625   08/15/29        295,000       246,714
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC    Aaa/AAA     5.125   06/01/17        555,000       521,162
OK State Unlimited Tax G.O.                                     Aa-3/AA      5.200   07/15/16        450,000       429,768
OK State Unlimited Tax G.O.                                     Aa-3/AA      5.200   07/15/18        145,000       136,138
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC        Aaa/AAA     5.000   05/01/18        500,000       464,645
OK Capital Impvt. Auth. (State Office Building) Rev.               A/NR      5.500   10/01/16        105,000       101,870
OK Capital Impvt. Auth. (State Fac.) Rev. MBIA                   Aaa/AAA     5.500   09/01/19        600,000       578,148
OK State Indl. Finance Auth. G.O.                               Aa-3/NR      5.300   09/01/11         50,000        49,130
OK State Indl. Finance Auth. G.O.                               Aa-3/NR      5.400   09/01/12         50,000        49,116
OK State Indl. Finance Auth. G.O.                               Aa-3/NR      5.000   04/01/13        400,000       379,124
OK State Municipal Power Auth. Rev. MBIA                         Aaa/AAA     5.875   01/01/12        100,000       104,297
OK State Municipal Power Auth. Rev. MBIA                         Aaa/AAA     5.750   01/01/24        340,000       342,798
OK State Student Loan Auth.                                        A/NR      6.350   09/01/25        100,000       101,000
OK State Turnpike Auth. Rev. FGIC                                Aaa/AAA     5.000   01/01/14        250,000       240,680
OK State Turnpike Auth. Rev. FGIC                                Aaa/AAA     5.250   01/01/28        660,000       615,595
OK State Turnpike Auth. Rev. FGIC                                Aaa/AAA     5.000   01/01/28        250,000       221,682
OK State Water (Loan Program) Rev.                                NR/AA      6.250   10/01/12        125,000       132,014
OK State Water (Loan Program) Rev.                                NR/AA      5.400   09/01/15        105,000       103,570
*OK State Water (Loan Program) Rev.                               NR/AA      5.100   09/01/16        415,000       393,997
OK Agric. & Mech. Colleges (Univ. of OK) Mult. Facs. Rev. AMBAC  Aaa/NR      4.900   05/01/17        590,000       550,901
                                                                                                              ------------

TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $16,731,274)                                                           $ 15,688,156
                                                                                                              ------------
SHORT-TERM SECURITIES (0.6%)
   Federated Tax-Free Fund 73 (COST: $99,899)                                                                 $     99,899
                                                                                                              ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $16,831,173)                                                           $ 15,788,055
OTHER ASSETS LESS LIABILITIES                                                                                      198,144
                                                                                                              ------------
NET ASSETS                                                                                                    $ 15,986,199
                                                                                                              ============


[FN]
* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) investments have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


Financial Statements January 31, 2000 (Unaudited)

Statement of Assets and Liabilities January 31, 2000
-----------------------------------------------------

Assets
     Investment in securities, at value (cost: $16,831,173)                 $ 15,788,055
     Accrued interest receivable                                                 258,738
     Accrued dividends receivable                                                    483
     Deferred organization costs                                                  12,538
     Prepaid expenses                                                              2,039
                                                                            ------------
        Total Assets                                                        $ 16,061,853
                                                                            ------------
Liabilities
     Payable for fund shares redeemed                                       $        726
     Dividends payable                                                            69,756
     Accrued expenses                                                              5,172
                                                                            ------------
        Total Liabilities                                                   $     75,654
                                                                            ------------
Net Assets                                                                  $ 15,986,199
                                                                            ============

Net assets are represented by:
     Paid-in capital                                                        $ 17,064,683
     Accumulated undistributed net realized gain (loss) on investments           (35,366)
     Unrealized depreciation on investments                                   (1,043,118)
                                                                            ------------
          Total amount representing net assets applicable to
          1,457,465 outstanding shares of no par common
          stock (unlimited shares authorized)                               $ 15,986,199
                                                                            ============
Net asset value per share                                                   $      10.97
                                                                            ============

The accompanying notes are an integral part of these financial statements.


Statement of Operations For the six months ended January 31, 2000
-----------------------------------------------------------------
INVESTMENT INCOME
     Interest                                                               $    455,694
     Dividends                                                                     5,195
                                                                            ------------
         Total Investment Income                                            $    460,889
                                                                            ------------
EXPENSES
     Investment advisory fees                                               $     42,304
     Service fees                                                                 21,152
     Transfer agent fees                                                          13,752
     Accounting service fees                                                      16,245
     Custodian fees                                                                1,273
     Registration and filing fees                                                    400
     Transfer agent out-of-pocket expenses                                           500
     Trustees fees                                                                 1,236
     Reports to shareholders                                                         850
     Amortization of organizational costs                                          2,655
     Professional fees                                                             1,400
     Insurance expense                                                               300
                                                                            ------------
         Total Expenses                                                     $    102,067
     Less expenses waived or absorbed
     by the Fund's manager                                                       (67,343)
                                                                            ------------
          Total Net Expenses                                                $     34,724
                                                                            ------------
NET INVESTMENT INCOME                                                       $    426,165
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) on:
     Investment transactions                                                $    (62,744)
     Futures transactions                                                         40,414
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                                (895,403)
                                                                            ------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                                           $   (917,733)
                                                                            ------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                   $   (491,568)
                                                                            ============

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2000


Statement of Changes in Net Assets
 For the six months ended January 31, 2000 and the year ended July 30, 1999
---------------------------------------------------------------------------

                                                                         For The
                                                                     Six Months Ended                      For The
                                                                      January 31,2000                     Year Ended
                                                                        (Unaudited)                     July 30, 1999
                                                                 -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                               $    426,165                    $    718,295
     Net realized gain (loss) on investment and futures transactions          (22,330)                        103,674
     Net change in unrealized appreciation (depreciation)
     on investments and futures                                              (895,403)                       (256,903)
                                                                        ------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations          $   (491,568)                   $    565,066
                                                                        ------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.28 and $.56 per share,
     respectively)                                                       $   (426,165)                   $   (718,295)
     Distributions from net realized gain on investment and



     futures transactions ($.03 and $.00 per share, respectively)             (48,564)                              0
                                                                        ------------------------------------------------
             Total Dividends and Distributions                           $   (474,729)                  $    (718,295)
                                                                        ------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                        $  2,558,897                   $   8,624,247
     Proceeds from reinvested dividends                                       275,597                         441,883
     Cost of shares redeemed                                               (2,017,189)                     (4,112,946)
                                                                        -----------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions                                  $    817,305                   $   4,953,184
                                                                        -----------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  $   (148,992)                  $   4,799,955
NET ASSETS, BEGINNING OF PERIOD                                            16,135,191                      11,335,236
                                                                        -----------------------------------------------
NET ASSETS, END OF PERIOD                                                $ 15,986,199                   $  16,135,191
                                                                        ===============================================

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements January 31, 2000 (Unaudited)

Note 1.     ORGANIZATION

Business operations - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis beginning May 10, 1997. Accumulated amortization at January 31, 2000, totaled $14,012, leaving an unamortized balance of $12,538.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.


Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 31, 2000, there were unlimited shares of no par authorized; on January 31, 2000, and July 30, 1999, there were 1,457,465 and 1,389,571 shares outstanding, respectively.

Transactions in capital shares were as follows:

                                                                   Shares
                                                   -------------------------------------
                                                     For The Six             For The
                                                     Months Ended          Year Ended
                                                   January 31, 2000      July 30, 1999
                                                  --------------------------------------
Shares sold                                            224,125               730,053
Shares issued on reinvestment of dividends              24,379                37,403
Shares redeemed                                       (180,610)             (348,510)
                                                 ---------------------------------------
Net increase (decrease)                                 67,894               418,946
                                                 =======================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees computed at an annual rate of 0.50% of the Fund's average daily net assets. Ranson has elected to waive all investment advisory fees for the six months ended January 31, 2000. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Ranson Capital Corporation, (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the six months ended January 31, 2000.

The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2000, no commissions were earned by ND Capital, Inc.

ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $9,865 of transfer agent fees and expenses after partial waiver for the six months ended January 31, 2000. The Fund has a payable to ND Resources, Inc. of $1,460 at January 31, 2000 for transfer agent fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $16,245 of accounting service fees for the six months ended January 31, 2000. The Fund has a payable to ND Resources, Inc. of $2,696 at January 31, 2000 for accounting service fees.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $5,762,162 and $1,369,081, respectively, for the six months ended January 31, 2000.

Note 6.     INVESTMENT IN SECURITIES

At January 31, 2000, the aggregate cost of securities for federal income tax purposes was $16,831,173, and the net unrealized depreciation of investments based on the cost was $1,043,118, which is comprised of $7,414 aggregate gross unrealized appreciation and $1,050,532 aggregate gross unrealized depreciation.


Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                     For the               For the         For the      For The Period
                                                  Six Months Ended       Year Ended      Year Ended     Since Inception
                                                  January 31, 2000         July 30,       July 31,    (September 25, 1996)
                                                     (Unaudited)            1999            1998     Through July 31, 1997
                                                 -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    11.61          $    11.68      $   11.86        $    11.49
                                                 -------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income                            $      .28          $      .56      $     .60        $      .50
     Net realized and unrealized gain (loss) on
     investment and  futures transactions                   (.61)               (.07)          (.16)              .37
                                                 -------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations                                    $     (.33)         $      .49      $     .44        $      .87
                                                --------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income             $     (.28)         $     (.56)     $    (.60)       $     (.50)
     Distributions from net capital gains                   (.03)                .00           (.02)              .00
                                                --------------------------------------------------------------------------
        Total Distributions                           $     (.31)         $     (.56)     $    (.62)       $     (.50)
                                                --------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD                        $    10.97          $    11.61      $   11.68        $    11.86
                                                ==========================================================================
Total Return                                       (5.66)%(A)(B)             4.25%(A)       3.81%(A)       7.79%(A)(B)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)         $ 15,986            $ 16,135        $ 11,335         $ 6,591
     Ratio of net expenses (after expense assumption)
     to average net assets                           0.41%(B)(C)            0.36%(C)        0.20%(C)         0.11%(C)
     Ratio of net investment income to
     average net assets                              5.04%(B)               4.74%           5.08%            3.70%
     Portfolio turnover rate                         8.30%                 32.09%          53.32%           63.70%

[FN]
(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $67,343, $133,089, $53,180, and $34,609, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.21%, 1.23%, 0.71% and 2.01%, respectively.

The accompanying notes are an integral part of these financial statements.